Discontinued Operations (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Discontinued Operations 1			51.00%	51.00%
Discontinued Operations 2			51.00%	51.00%
Discontinued Operations 3				29,000,000
Discontinued Operations 4			4,700,000
Discontinued Operations 5				5,000,000
Discontinued Operations 6				10,000,000
Discontinued Operations 7				14,000,000
Discontinued Operations 8			840,000
Discontinued Operations 1	51.00%	51.00%
Discontinued Operations 2	51.00%	51.00%
Discontinued Operations 3		29,000,000
Discontinued Operations 4	4,700,000
Discontinued Operations 5		5,000,000
Discontinued Operations 6		10,000,000
Discontinued Operations 7		14,000,000